Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUES	$ 12,690,633	$ 24,734,759
COST OF REVENUES	(10,627,379)	(25,921,936)
GROSS PROFIT/(LOSS)	2,063,254	(1,187,177)
OPERATING EXPENSES
Selling and marketing	(206,251)	(413,654)
General and administrative	(1,914,008)	(2,007,343)
Total operating expenses	(2,120,259)	(2,420,997)
LOSS FROM OPERATIONS	(57,005)	(3,608,174)
Interest income	7,818	230
Interest expenses	(9,891)	(19,142)
Other income/(expenses)	160,570	62,784
INCOME/(LOSS) BEFORE INCOME TAX EXPENSE	101,492	(3,564,302)
Income tax expense	(23,494)	(25,867)
NET INCOME/(LOSS)	77,998	(3,590,169)
Foreign currency translation loss	(67,867)	(159,605)
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 10,131	$ (3,749,774)
EARNING/(LOSS) PER SHARE
Basic and diluted	$ 0.00	$ (0.14)
Weighted average number of shares outstanding – Basic and diluted	26,693,004	25,817,990